CASH, CASH EQUIVALENTS AND BANK DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2014
CASH, CASH EQUIVALENTS AND BANK DEPOSITS [Abstract]
Schedule of amount of cash and cash equivalents and bank deposits by original maturity
	December 31,
	2013	2014
	RMB	RMB

Cash and cash equivalents	361,146	252,174

Short-term time deposits with maturity over three months but within one year	184,440	24,000

Long-term time deposits due within one year	-	3,256

Long-term time deposits with maturity between one and two years	40,256	-